Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Noncurrent [Abstract]
Balance	$ 9,569	$ 11,259
Additions	11,066	2,635
Amortization	(4,169)	(4,200)
Write - off	(58)	(125)
Balance	$ 16,408	$ 9,569